Additional Information – Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - Reportable Legal Entities [Member]
¥ in Thousands, $ in Thousands
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,004	$ 423	¥ 57,168
Prepayment and other current assets	9,797	1,380	5,712
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	135,144	19,035	121,957
Total current assets	147,945	20,838	184,837
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	(113,494)	(15,985)	(53,080)
Total non-current assets	(113,494)	(15,985)	(53,080)
Total assets	34,451	4,853	131,757
Current liabilities:
Other taxes payable	6,755	951	6,643
Other current liabilities	1,519	214	4,752
Payables due to subsidiaries, VIEs and subsidiaries of VIEs	2,741	386	2,710
Total current liabilities	11,015	1,551	14,105
Non-current liabilities:
Warrant liability	3,952	557	24,376
Other non-current liabilities			492
Total non-current liabilities	3,952	557	24,868
Total liabilities	14,967	2,108	38,973
SHAREHOLDERS’ EQUITY
Treasury stock	(45,886)	(6,463)	(45,886)
Additional paid-in capital	1,306,496	184,016	1,296,951
Accumulated loss	(1,233,106)	(173,679)	(1,150,135)
Accumulated other comprehensive loss	(8,291)	(1,167)	(8,416)
Total shareholders’ equity	19,484	2,745	92,784
TOTAL LIABILITIES AND EQUITY	34,451	4,853	131,757
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Class A ordinary shares	236	33	235
Class B ordinary shares	236	33	235
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Class A ordinary shares	35	5	35
Class B ordinary shares	¥ 35	$ 5	¥ 35